Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property and Equipment

Note 4. Property and Equipment

Property and equipment consisted of the following:

	June 30, 2023	December 31, 2022
E&P
Proved properties	$—	$—
Unproved properties	3,189,031	—
Total capitalized costs	3,189,031	—
Less: Accumulated depreciation, depletion and amortization	—	—
Net capitalized costs	$3,189,031	$—

Cryptocurrency Mining
Cryptocurrency miners	$4,146,687	$—
Mobile data centers	146,735	—
Total	4,293,422	—
Less: Accumulated depreciation	(132,851)	—
Net, property and equipment	$4,160,571	$—

Pursuant to the Exok Agreement, the Company has the option to purchase until August 15, 2023, approximately 20,327 net mineral acres in, on and under approximately 32,695 additional gross acres from Exok for a purchase price of $22,182,000, payable in (a) $18,000,000 in cash and (b) $4,182,000 in total equity consideration, consisting of (1) a number of shares of common stock equal to the quotient of $4,182,000 divided by the volume weighted average price for shares of common stock for twenty (20) consecutive trading days ending on the date such option is exercised by the Company and (2) an equal number of warrants to purchase shares of common stock (the “Exok Option”).

In conjunction with the Merger, the Company recorded the Cryptocurrency Mining equipment assumed in the Merger. In accordance with GAAP for asset acquisitions, the excess purchase price over the fair value of the acquired assets and liabilities was ascribed the property and equipment acquired. Due to the significant excess purchase price being allocated over the fair value of the acquired property and equipment, the Company determined that an indicator of impairment was present. The Company therefore recognized an impairment of $16.6 million to bring the carrying amount of the acquired property and equipment down to its estimated fair value of $1.5 million. Additionally and upon the receipt of Cryptocurrency Mining equipment and transfer from deposits to property and equipment (See Note 5), the Company recognized an additional impairment of $0.2 million related to shipping and customs fees on this equipment incurred subsequent to the Merger.

Creek Road Miners Inc [Member]
Property and Equipment

Note 6. Property and Equipment

Property and equipment, excluding those associated with discontinued operations, stated at cost, less accumulated depreciation and amortization, consisted of the following:

	December 31,
	2022	2021
Cryptocurrency miners	$2,152,970	$1,784,062
Mobile data centers	219,372	518,663
Computer equipment	6,881	12,771
Total	2,379,223	2,315,496
Less accumulated depreciation	(747,216)	(89,136)
Net, Property and equipment	$1,632,007	$2,226,360

Depreciation expense, excluding that associated with discontinued operations, for the years ended December 31, 2022 and 2021 amounted to $658,080 and $112,512, respectively. On December 31, 2022 the Company recorded an impairment on fixed assets, specifically cryptocurrency miners and mobile data centers, of $5,231,752 due to their significant drop in value.

All of our miners were manufactured by Bitmain, and incorporate application-specific integrated circuit (“ASIC”) chips specialized to solve blocks on the Bitcoin blockchains using the 256-bit secure hashing algorithm (“SHA-256”) in return for Bitcoin cryptocurrency rewards. As of December 31, 2022, we had 510 Bitmain S19J Pro miners with 51.0 Ph/s of hashing capacity and 270 Bitmain S19 miners with 24.3 Ph/s of hashing capacity, none of which were in service.